Transactions in Connection with Acquired Business - Additional Information (Detail) In Thousands, unless otherwise specified		12 Months Ended								12 Months Ended
	Sep. 30, 2011 China International Economic And Trade Arbitration Commission USD ($)	Sep. 30, 2013 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) USD ($)	Sep. 30, 2013 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) CNY	Sep. 30, 2011 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) USD ($)	Sep. 30, 2010 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) USD ($)	Sep. 30, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) USD ($)	Sep. 30, 2009 Beijing Zhengbao Yucai Education Technology Co Ltd (Zhengbao Yucai) CNY	Sep. 30, 2009 Yinhong	Sep. 30, 2010 Yinhong USD ($)	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) CNY	Sep. 30, 2011 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) USD ($)	Sep. 30, 2011 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) CNY	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) Purchase Agreement Year One USD ($)	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) Purchase Agreement Year One CNY	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) Purchase Agreement Year Two USD ($)	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) Purchase Agreement Year Two CNY	Sep. 30, 2013 Zhejiang Champion Xinlixiang Education Management Co Ltd (Champion Xinlixiang) Surrendered USD ($)
Business Acquisition [Line Items]
Transferred equity interest				40.00%
Initial consideration, in cash				$ 5,318	$ 4	$ 5,314					$ 2,379	16,000
Initial consideration for acquisition, transaction costs				56							37
Minimum net income, cash consideration, amount		6,881	47,000			3,296	22,500						1,172	8,000	2,344	16,000
Percentage of excess amount of net income additional cash consideration		30.00%	30.00%			40.00%	40.00%						40.00%	40.00%	30.00%	30.00%
Minimum Net Income Cash Consideration, Effective Fiscal Year		2010	2010										2010	2010	2011	2011
Purchase agreement, option to acquire additional equity interest, impaired amount			43,200	1,115					34	19,200			477		201
Purchase agreement, option to acquire additional equity interest, percent amount				40.00%		30.00%	30.00%	49.00%			40.00%	40.00%					40.00%
Purchase agreement, option to acquire additional equity interest, number of years						5 years	5 years	3 years
Purchase agreement, subject to option, price (six times of the net income)						30.00%	30.00%	49.00%		40.00%
Option To Acquire Equity Interest Impaired Amount					128
China International Economic and Trade Arbitration Commission awarded amount recorded as other operating income	571
Net loss contingency, option to sell equity interest, cash amount																	$ 911